Schedule of Contractual Obligations (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities	$ 5,210,220	$ 4,768,534	$ 6,613,793	$ 6,985,617
Related party payables	1,423,902	1,916,770	1,488,866
Tax payable	16,271,135	15,341,971	12,836,039
Convertible debentures			9,976,000
Notes Payable	10,529,806	10,784,756	10,584,037	8,884,513
Derivative liabilities	11,514,895	8,893,600	9,007,907	$ 1,094,316
Lease liabilities	1,777,743	1,819,405	2,585,479
Tax payable		15,381,318
Less Than 1 Year [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities	5,210,220	4,768,534	6,613,793
Related party payables	1,423,902	1,916,770	1,488,866
Tax payable	80,411
Convertible debentures
Notes Payable	864,557	1,001,395	1,337,490
Derivative liabilities
Lease liabilities	167,154	160,285	302,736
Tax payable		161,770
1 to 3 Years [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities
Related party payables
Tax payable	16,190,724	15,341,971	12,836,039
Convertible debentures			9,976,000
Notes Payable	8,665,249	8,783,361	9,246,547
Derivative liabilities	11,514,895	8,893,600	9,007,907
Lease liabilities	98,395	399,215	819,457
Tax payable		15,219,548
3 to 5 Years [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities
Related party payables
Tax payable
Convertible debentures
Notes Payable	1,000,000	1,000,000
Derivative liabilities
Lease liabilities	405,096	113,155	405,096
Tax payable
> 5 years [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities
Related party payables
Tax payable
Convertible debentures
Notes Payable
Derivative liabilities
Lease liabilities	$ 1,107,098	1,146,750	$ 1,058,190
Tax payable